Shareholder Report, Holdings (Details)	May 31, 2025
C000222716 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000222716 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222716 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000222716 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222716 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000222716 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222716 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222716 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222716 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222716 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222716 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000222716 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000222716 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222716 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222716 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222717 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000222717 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222717 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000222717 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222717 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000222717 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222717 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222717 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222717 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222717 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222717 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000222717 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000222717 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222717 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222717 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.40%